UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1728

Nicholas Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Albert O. Nicholas

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2004

Date of reporting period: 09/30/2003

Item 1. Report to Shareholders

November 2003

Report to Fellow Shareholders:

    For the first half of the fiscal year ending March 31, 2004, the Nicholas Fund realized a return of 20.47% compared to the S&P 500 Index at 18.44%. These are welcome relative and absolute returns for stock investors.

    Returns for Nicholas Fund, Inc. and selected indices are provided in the chart below for the periods ended September 30, 2003.

			Average Annual Total Return*
	6 Month	9 Month	1 Year	3 Year	5 Year	10 Year	Life**
Nicholas Fund, Inc……………….…...………	20.47%	14.67%	15.65%	(9.08)%	(0.94)%	7.19%	11.47%
Standard & Poor’s 500 Index………………..	18.44%	14.71%	24.37%	(10.13)%	1.00%	10.04%	10.71%
Consumer Price Index ……………….………	0.60%	1.87%	2.27%	2.14%	2.50%	2.47%	4.84%
Ending value of $10,000 invested in Nicholas Fund, Inc. (Distributions Reinvested) …………………............................	$12,047	$11,467	$11,565	$7,516	$9,537	$20,021	$410,242

     As of September 30, 2003, the Fund had total net assets of approximately $2.25 billion. The cash position was 5.18%. Major areas of concentration continue to be financials, healthcare and consumer discretionary.

    The atmosphere for stock investment appears favorable based on rising corporate earnings, low interest rates and stimulative fiscal and monetary policy. However, management is concerned about two market developments – a reprise of the technology bubble and the fact that low price, speculative stocks are performing better than stocks of high quality companies.

    In view of recent news and announcements concerning investigations into brokerage and mutual fund companies, Nicholas Company would like to emphasize the following to our shareholders. First, our expense ratio is 0.73% compared to 1.52% for the average U.S. stock mutual fund. Low expenses contribute to better investment results. Second, our annualized turnover ratio is approximately 22%, low by industry standards. Lower turnover keeps fund costs lower, which contributes to better investment results. Third, Nicholas Company employees have significant investments in our funds. Therefore, our interests are aligned with our shareholders. Fourth, for the past 34 years Nicholas Fund has provided a consistent, long-term record exceeding its benchmark since inception**, and has been managed by the same portfolio manager since the Fund’s inception. Finally, many of you are aware of the headlines concerning the allegations against a number of other mutual fund companies. A founding principle of the Nicholas business and investment philosophy has been to put our shareholders’ interests first and foremost. We assure you we will continue to operate our business in the same manner in the future.

    Thank you for your continued support.

    Sincerely,

    Albert O. Nicholas                         David O. Nicholas

    Co-Portfolio Manager                   Co-Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

** Date of initial public offering was July 14, 1969. Life of the Fund as of September 30, 2003 was 34.2 years. Starting time period for the Standard & Poor’s 500 Index and the Consumer Price Index was June 30, 1969.

Financial Highlights
(For a share outstanding throughout each period)
----------------------------------------------------------------------------------------------------------
                                             Six Months                  Year ended March 31,
                                          Ended 09/30/2003  ----------------------------------------------
                                            (unaudited)       2003     2002      2001      2000      1999
                                          ----------------   ------   ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD.....     $40.37         $53.74   $54.11    $84.56    $85.20    $93.98
     INCOME (LOSS) FROM
      INVESTMENT OPERATIONS
     Net investment income...............        .04            .18      .12       .20       .39       .51
     Net gain (loss) on securities
      (realized and unrealized)..........       8.22         (13.39)    (.26)   (11.21)     5.22      (.43)
                                              ------         ------   ------    ------    ------    ------
          Total from investment
           operations...................        8.26         (13.21)    (.14)   (11.01)     5.61       .08
                                              ------         ------   ------    ------    ------    ------
     LESS DISTRIBUTIONS
     From net investment income..........       (.03)          (.16)    (.23)     (.19)     (.31)     (.59)
     From net capital gain...............         --             --       --    (19.25)    (5.94)    (8.27)
                                              ------         ------   ------    ------    ------    ------
          Total distributions............       (.03)          (.16)    (.23)   (19.44)    (6.25)    (8.86)
                                              ------         ------   ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD...........     $48.60         $40.37   $53.74    $54.11    $84.56    $85.20
                                              ------         ------   ------    ------    ------    ------
                                              ------         ------   ------    ------    ------    ------
TOTAL RETURN.............................     20.47%*      (24.60)%   (.25)%  (16.74)%     6.75%      .13%
SUPPLEMENTAL DATA:
Net assets, end of period (millions).....   $2,248.6       $1,985.2 $2,995.3  $3,475.0  $4,900.9  $5,619.4
Ratio of expenses to average net assets..       .73%**         .75%     .73%      .72%      .73%      .71%
Ratio of net investment income
 to average net assets...................       .16%**         .38%     .22%      .30%      .46%      .58%
Portfolio turnover rate..................     21.58%**       33.36%   39.48%    40.64%    39.72%    25.04%

 * Not annualized.
** Annualized.

               The accompanying notes to financial statements are an integral part of these statements.
-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings September 30, 2003 (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                   Percentage
     Name                                                        of Net Assets
     ----                                                        -------------
     Berkshire Hathaway Inc. - Class A .........................     5.23%
     Marshall & Ilsley Corporation .............................     2.88%
     Affiliated Managers Group, Inc. ...........................     2.86%
     Kinder Morgan Management, LLC .............................     2.74%
     Alberto-Culver Company - Class A ..........................     2.73%
     Liberty Media Corporation - Class A .......................     2.58%
     Washington Mutual, Inc. ...................................     2.54%
     Health Management Associates, Inc. - Class A ..............     2.49%
     H&R Block, Inc. ...........................................     2.40%
     Cardinal Health, Inc. .....................................     2.39%
                                                                    ------
     Total of top ten ..........................................    28.84%
                                                                    ------
                                                                    ------
Schedule of Investments
September 30, 2003 (unaudited)
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                      Value
-----------                                              --------------
COMMON STOCKS - 94.97%
             Consumer Discretionary-
              Hotels, Restaurants & Leisure - 1.75%
   650,000   Outback Steakhouse, Inc.                    $   24,615,500
   500,000   Yum! Brands, Inc. *                             14,810,000
                                                         --------------
                                                             39,425,500
                                                         --------------
             Consumer Discretionary-Media - 8.31%
 1,087,600   Clear Channel Communications, Inc.              41,655,080
 3,675,200   General Motors Corporation - Class H *          52,592,112
 2,450,000   Interpublic Group of
              Companies, Inc. (The) *                        34,594,000
 5,826,824   Liberty Media Corporation - Class A *           58,093,435
                                                         --------------
                                                            186,934,627
                                                         --------------
             Consumer Discretionary-Retail - 9.60%
   400,000   Autozone, Inc. *                                35,812,000
 1,395,200   Dollar General Corporation                      27,904,000
 1,250,000   Home Depot, Inc. (The)                          39,812,500
   771,000   InterActiveCorp *                               25,481,550
 1,200,000   O'Reilly Automotive, Inc. *                     44,124,000
 2,200,000   TJX Companies, Inc. (The)                       42,724,000
                                                         --------------
                                                            215,858,050
                                                         --------------
             Consumer Staples-Food,
               Beverage & Tobacco - 1.56%
 1,150,000   Constellation Brands, Inc. - Class A *          35,063,500
                                                         --------------
             Consumer Staples-
              Food & Drug Retail - 3.64%
 1,265,000   CVS Corporation                                 39,290,900
   650,000   Hormel Foods Corporation                        14,937,000
   900,000   Walgreen Co.                                    27,576,000
                                                         --------------
                                                             81,803,900
                                                         --------------
             Consumer Staples-Products - 2.73%
 1,070,600   Alberto-Culver Company - Class A                61,441,734
                                                         --------------
             Financials-Banks - 7.77%
   953,218   Fifth Third Bancorp                             52,875,002
 2,054,126   Marshall & Ilsley Corporation                   64,746,052
 1,452,000   Washington Mutual, Inc.                         57,165,240
                                                         --------------
                                                            174,786,294
                                                         --------------
             Financials-Diversified - 5.07%
 1,024,000   Affiliated Managers Group, Inc. *               64,307,200
 1,100,000   American Express Company                        49,566,000
                                                         --------------
                                                            113,873,200
                                                         --------------
             Financials-Insurance - 14.28%
     1,569   Berkshire Hathaway Inc. - Class A *            117,675,000
 1,127,700   Mercury General Corporation                     50,498,406
 1,649,900   Protective Life Corporation                     49,249,515
 1,565,250   W.R. Berkley Corporation                        53,625,465
   650,000   WellPoint Health Networks Inc. *                50,102,000
                                                         --------------
                                                            321,150,386
                                                         --------------
             Health Care-Equipment - 8.68%
 2,257,400   Apogent Technologies Inc. *                     47,089,364
 1,321,700   Baxter International Inc.                       38,408,602
   500,000   DENTSPLY International Inc.                     22,420,000
 1,024,000   Guidant Corporation                             47,974,400
   836,196   Medtronic, Inc.                                 39,234,316
                                                         --------------
                                                            195,126,682
                                                         --------------
             Health Care-Pharmaceuticals
              & Biotechnology - 7.36%
   597,200   Abbott Laboratories                             25,410,860
   750,000   Bristol-Myers Squibb Company                    19,245,000
   425,000   Eli Lilly and Company                           25,245,000
 1,070,000   Pfizer Inc.                                     32,506,600
 1,700,000   Schering-Plough Corporation                     25,908,000
   806,000   Wyeth                                           37,156,600
                                                         --------------
                                                            165,472,060
                                                         --------------
             Health Care-Services - 10.97%
   921,087   Cardinal Health, Inc.                           53,782,270
   940,000   DaVita, Inc. *                                  29,920,200
 2,572,037   Health Management Associates, Inc.
              - Class A                                      56,096,127
 1,450,000   Renal Care Group, Inc. *                        49,517,500
   550,000   Tenet Healthcare Corporation *                   7,964,000
 1,000,000   Universal Health Services, Inc.
              - Class B *                                    49,450,000
                                                         --------------
                                                            246,730,097
                                                         --------------
             Industrials-Capital Goods - 2.27%
   652,500   General Dynamics Corporation                    50,934,150
                                                         --------------
             Industrials-Commercial
              Services & Supplies - 7.02%
    50,000   ARAMARK Corporation - Class B *                  1,251,500
 1,050,000   Cendant Corporation *                           19,624,500
   801,800   Central Parking Corporation                      9,822,050
   400,000   ChoicePoint Inc. *                              13,400,000
   532,350   Cintas Corporation                              19,611,774
 1,250,000   H&R Block, Inc.                                 53,937,500
 1,085,000   Manpower Inc.                                   40,253,500
                                                         --------------
                                                            157,900,824
                                                         --------------
             Information Technology-
              Hardware & Equipment - 0.89%
   793,100   Plantronics, Inc. *                             18,931,297
   150,000   Tellabs, Inc. *                                  1,018,500
                                                         --------------
                                                             19,949,797
                                                         --------------
             Information Technology-
              Software & Services - 0.33%
   150,000   Affiliated Computer Services, Inc. *             7,303,500
                                                         --------------
             Utilities - 2.74%
 1,616,139   Kinder Morgan Management, LLC *                 61,688,028
                                                         --------------
                Total Common Stocks
                 (cost $1,482,439,237)                    2,135,442,329
                                                         --------------
SHORT-TERM INVESTMENTS - 5.18%
             Commercial Paper - 4.93%
$4,900,000   John Deere Capital Corporation
              10/01/03, 1.12%                                 4,900,000
 4,500,000   Prudential Funding LLC
              10/01/03, 1.04%                                 4,500,000
 8,500,000   Chevron Phillips Chemical Company, LLC
              10/02/03, 1.05%                                 8,499,752
 3,000,000   John Deere Capital Corporation
              10/03/03, 1.15%                                 2,999,808
 5,000,000   General Motors Acceptance Corporation
              10/06/03, 1.28%                                 4,999,111
 5,000,000   Ford Motor Credit Company
              10/07/03, 1.24%                                 4,998,967
 6,500,000   General Mills, Inc.
              10/09/03, 1.13%                                 6,498,368
 3,700,000   General Motors Acceptance Corporation
              10/10/03, 1.28%                                 3,698,816
 1,000,000   Ford Motor Credit Company
              10/14/03, 1.29%                                   999,534
 4,000,000   General Electric Capital Corporation
              10/14/03, 1.07                                  3,998,454
 3,000,000   DaimlerChrysler North America
              Holding Corporation
              10/15/03, 1.23%                                 2,998,565
 3,000,000   General Electric Capital Corporation
              10/17/03, 1.06%                                 2,998,587
 2,500,000   Household Finance Corporation
              10/20/03, 1.07%                                 2,498,588
 4,000,000   John Deere Capital Corporation
              10/21/03, 1.14%                                 3,997,467
 4,000,000   LaSalle Bank Corporation
              10/22/03, 1.04%                                 3,997,573
 3,000,000   General Electric Capital Corporation
              10/24/03, 1.06%                                 2,997,968
 4,000,000   John Deere Capital Corporation
              10/27/03, 1.13%                                 3,996,736
 5,800,000   General Mills, Inc.
              10/30/03, 1.13%                                 5,794,721
 2,000,000   DaimlerChrysler North America
              Holding Corporation
              10/31/03, 1.25%                                 1,997,917
 1,000,000   Sears Roebuck Acceptance Corporation
              11/03/03, 1.28%                                   998,827
 3,500,000   Ford Motor Credit Company
              11/04/03, 1.26%                                 3,495,835
 4,500,000   Prudential Financial, Inc.
              11/05/03, 1.12%                                 4,495,100
 5,500,000   General Motors Acceptance Corporation
              11/06/03, 1.28%                                 5,492,960
 2,500,000   Fiserv, Inc.
              11/07/03, 1.40%                                 2,496,403
 4,500,000   General Electric Capital Corporation
              11/10/03, 1.05%                                 4,494,750
 4,000,000   Fiserv, Inc.
              11/12/03, 1.40%                                 3,993,467
 4,000,000   John Deere Capital Corporation
              11/13/03, 1.13%                                 3,994,601
 4,000,000   Prudential Financial, Inc.
              11/17/03, 1.12%                                 3,994,151
                                                         --------------
                                                            110,827,026
                                                         --------------
             Variable Rate Demand Note - 0.25%
 5,613,646   U.S. Bank N.A.
              10/01/03, 0.87%                                 5,613,646
                                                         --------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $116,440,672)                      116,440,672
                                                         --------------
                  TOTAL INVESTMENTS
                   (cost $1,598,879,909) - 100.15%        2,251,883,001
                                                         --------------
             LIABILITIES, NET OF
              OTHER ASSETS - (0.15)%                         (3,314,852)
                                                         --------------
                  TOTAL NET ASSETS
                   (Basis of percentages
                   disclosed above) - 100%               $2,248,568,149
                                                         --------------
                                                         --------------
* Non-income producing security.
The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
September 30, 2003 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $1,598,879,909) .. $2,251,883,001
                                                                --------------
    Receivables -
         Investment securities sold ...........................      1,280,044
         Dividends and interest ...............................        846,526
         Other ................................................          1,757
                                                                --------------
              Total receivables ...............................      2,128,327
                                                                --------------
              Total assets ....................................  2,254,011,328
                                                                --------------
LIABILITIES
    Payables -
         Investment securities purchased ......................      3,741,310
         Management fee .......................................      1,193,813
         Accrued expenses .....................................        508,056
                                                                --------------
              Total liabilities ...............................      5,443,179
                                                                --------------
              Total net assets ................................ $2,248,568,149
                                                                --------------
                                                                --------------
NET ASSETS CONSIST OF
    Paid in capital ........................................... $1,653,777,276
    Net unrealized appreciation on investments ................    653,003,092
    Accumulated net realized loss on investments ..............    (59,300,592)
    Accumulated undistributed net investment income ...........      1,088,373
                                                                --------------
                                                                $2,248,568,149
                                                                --------------
                                                                --------------
NET ASSET VALUE PER SHARE ($.50 par value,
 200,000,000 shares authorized),
 offering price and redemption price
 ($2,248,568,149 / 46,267,661 shares outstanding) .............         $48.60
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended September 30, 2003 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................   $  9,178,897
    Interest ..................................................        718,574
                                                                  ------------
         Total income .........................................      9,897,471
                                                                  ------------
EXPENSES
    Management fee ............................................      7,271,833
    Transfer agent fees .......................................        667,568
    Postage and mailing .......................................         74,251
    Custodian fees ............................................         56,245
    Printing ..................................................         31,507
    Registration fees .........................................         22,509
    Audit and tax preparation fees ............................         11,500
    Legal fees ................................................          7,675
    Telephone expense .........................................          7,080
    Directors' fees ...........................................          5,000
    Accounting system and pricing service fees ................          4,539
    Other operating expenses ..................................          3,475
                                                                  ------------
         Total expenses .......................................      8,163,182
                                                                  ------------
         Net investment income ................................      1,734,289
                                                                  ------------
NET REALIZED GAIN ON INVESTMENTS ..............................     44,512,084
                                                                  ------------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........    354,641,158
                                                                  ------------
    Net realized and unrealized gain on investments ...........    399,153,242
                                                                  ------------
    Net increase in net assets resulting from operations ......   $400,887,531
                                                                  ------------
                                                                  ------------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 2003 (unaudited) and the year ended March 31, 2003
-------------------------------------------------------------------------------
                                                Six Months
                                             Ended 09/30/2003         2003
                                             ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income .................. $    1,734,289      $    8,827,463
    Net realized gain (loss)
     on investments ........................     44,512,084         (47,165,843)
    Change in net unrealized
     appreciation on investments ...........    354,641,158        (664,886,891)
                                             --------------      --------------
         Net increase (decrease) in
          net assets resulting from
          operations .......................    400,887,531        (703,225,271)
                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............     (1,490,821)         (7,982,558)
                                             --------------      --------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (573,598 and 2,550,887
     shares, respectively) .................     25,952,156         112,416,182
    Reinvestment of distributions
     (28,754 and 172,788
     shares, respectively) .................      1,355,468           7,257,105
    Cost of shares redeemed
     (3,511,113 and 9,281,742
     shares, respectively) .................   (163,342,928)       (418,599,353)
                                             --------------      --------------
         Decrease in net assets
          derived from capital share
          transactions .....................   (136,035,304)       (298,926,066)
                                             --------------      --------------
         Total increase (decrease) in
          net assets .......................    263,361,406      (1,010,133,895)
                                             --------------      --------------
NET ASSETS
    Beginning of period ....................  1,985,206,743       2,995,340,638
                                             --------------      --------------
    End of period (including accumulated
     undistributed net investment
     income of $1,088,373 and $844,905,
     respectively) ......................... $2,248,568,149      $1,985,206,743
                                             --------------      --------------
                                             --------------      --------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 2003 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at current evaluated bid price.  Variable rate demand notes are valued at cost, which approximates market value.  U.S.
         Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  Investment transactions are recorded no later than the first business day after the trade date, which is not materially different from accounting principles generally accepted in the United States.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         As of September 30, 2003, the Fund has capital loss carryforwards of approximately $58,319,000, which expire as follows: $47,612,000 in 2011 and $10,707,000 in 2012.  To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
         For the period ended September 30, 2003, the Fund had a tax deferral of wash loss sales of approximately $982,000.
    (e)  Distributions from net investment income are generally declared and paid semiannually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at September 30, 2003, no reclassifications were recorded.  The tax character of distributions paid during the six months ended September 30, 2003 and the year ended March 31, 2003 were as follows:
                                            09/30/2003         03/31/2003
                                            ----------         ----------
              Distributions paid from:
              Ordinary income ............  $1,490,821         $7,982,558
                                            ----------         ----------
                                            ----------         ----------
         As of September 30, 2003, investment cost for federal tax purposes was
         $1,599,862,249 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $  753,845,828
              Unrealized depreciation .......................   (101,825,076)
                                                              --------------
              Net unrealized appreciation....................    652,020,752
                                                              --------------
              Undistributed ordinary income .................      1,088,373
              Accumulated realized capital loss..............    (58,318,252)
              Paid in capital ...............................  1,653,777,276
                                                              --------------
              Net assets .................................... $2,248,568,149
                                                              --------------
                                                              --------------
         The differences, if any, between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumlated realized capital loss are attributable primarily to the tax deferral of losses from wash sales.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million and .65% of the average net asset value in excess of $50 million.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the period ended September 30, 2003.
(3) Investment Transactions --
    For the period ended September 30, 2003, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $226,496,380 and $416,697,403, respectively.
Historical Record (unaudited)
-----------------------------------------------------------------------------------------------------------------
                                            Net Investment                         Dollar
                                   Net          Income         Capital Gain       Weighted      Growth of an
                               Asset Value  Distributions     Distributions    Price/Earnings  Initial $10,000
                                Per Share      Per Share        Per Share         Ratio**       Investment***
                               -----------  --------------    -------------    --------------  ---------------
July 14, 1969* ..............   $ 6.59        $  --            $  --               --            $ 10,000
March 31, 1985 ..............    29.24         0.6420           1.5760            13.2 times       69,858
March 31, 1986 ..............    35.26         0.5750           0.6100            15.8             87,699
March 31, 1987 ..............    39.94         0.8820           0.1870            16.3            102,387
March 31, 1988 ..............    32.15         1.8400           4.0340            14.1             98,557
March 31, 1989 ..............    35.27         1.0250           0.4510            13.2            113,155
March 31, 1990 ..............    37.72         0.9240           1.0540            14.9            127,360
March 31, 1991 ..............    42.99         0.7900           0.2250            16.9            149,180
March 31, 1992 ..............    49.68         0.6790           0.8240            19.4            178,011
March 31, 1993 ..............    52.91         0.6790           2.0420            18.5            200,098
March 31, 1994 ..............    51.10         0.8175           1.0470            16.7            200,182
March 31, 1995 ..............    52.22         0.7070           3.3170            17.2            221,970
March 31, 1996 ..............    63.81         0.5650           4.0945            21.0            293,836
March 31, 1997 ..............    67.11         0.4179           5.3166            21.7            336,973
March 31, 1998 ..............    93.98         0.3616           5.8002            30.0            508,762
March 31, 1999 ..............    85.20         0.5880           8.2716            31.7            509,446
March 31, 2000 ..............    84.56         0.3114           5.9433            37.3            543,813
March 31, 2001 ..............    54.11         0.1900          19.2500            26.6            452,780
March 31, 2002 ..............    53.74         0.2360             --              23.8            451,627
March 31, 2003 ..............    40.37         0.1585             --              16.4            340,547
September 30, 2003 ..........    48.60         0.0310(a)          --              18.3            410,242
  *Date of Initial Public Offering.                          (a) Paid $0.0310 on June 10, 2003 to
 **Based on latest 12 months accomplished earnings.              shareholders of record on June 9, 2003.
***Assuming reinvestment of all distributions.

   Range in quarter end price/earnings ratios since December 31, 1974

           High                     Low
   --------------------      -------------------
   March 31, 2000  37.3      March 31, 1982  8.3

AUTOMATIC INVESTMENT PLAN - AN UPDATE (unaudited)
-------------------------------------------------------------------------------
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.
                                                              Nicholas Fund
                                                           -------------------
      $1,000 initial investment on .......................  07/14/69* 09/30/93
      Number of years investing $100 each month following
       the date of initial investment ....................      34.2        10
      Total cash invested ................................   $42,100   $13,000
      Total dividends and capital gains distributions
       reinvested ........................................  $369,972    $8,200
      Total full shares owned at 09/30/03 ................    12,722       332
      Total market value at 09/30/03 .....................  $618,336   $16,155
The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.
*Date of Initial Public Offering.
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

              JEFFREY T. MAY, Senior Vice President and Treasurer

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                                   Auditors
                               ERNST & YOUNG LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                              NICHOLAS FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds. com
September 30, 2003

Item 2. Code of Ethics.

Applicable only for annual reports covering fiscal years ending on or after July 15, 2003.

Item 3. Audit Committee Financial Expert.

Applicable only for annual reports covering fiscal years ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

Applicable only for annual reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds on or after July 1, 2003.

Item 8. [Reserved.]

Item 9. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Code of Ethics -- Applicable only for annual reports covering fiscal years ending on or after July 15, 2003.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/26/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/26/2003

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/21/2003